Financial Risk Management - Balance of Loans and Advances and Deposits (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Loans and advances, and Deposits [abstract]
Loans and advances	¥ 97,714,938	¥ 94,671,818
Deposits	¥ 155,493,654	¥ 138,431,418